Summary of Toyota's Stock Option Activity (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Number of shares
Options outstanding, beginning balance	12,530,000	15,786,800	13,716,700
Granted			3,435,000
Exercised	(645,000)
Canceled	(1,036,000)	(3,256,800)	(1,364,900)
Options outstanding, ending balance	10,849,000	12,530,000	15,786,800
Options exercisable at year end	10,849,000	9,778,000	9,347,800
Weighted-average exercise price
Options outstanding, beginning balance	¥ 4,910	¥ 4,941	¥ 5,363
Granted			¥ 3,183
Exercised	¥ 3,328
Canceled	¥ 5,907	¥ 5,059	¥ 4,759
Options outstanding, ending balance	¥ 4,909	¥ 4,910	¥ 4,941
Options exercisable at year end	¥ 4,909	¥ 5,396	¥ 5,821
Weighted-average remaining contractual life in years
Options outstanding, beginning balance	4 years 6 months 18 days	5 years 15 days	5 years 2 months 23 days
Options outstanding, ending balance	3 years 6 months 22 days	4 years 6 months 18 days	5 years 15 days
Options exercisable at year end	3 years 6 months 22 days	4 years 18 days	3 years 9 months 15 days
Aggregate intrinsic value
Options outstanding, beginning balance	¥ 1,065	¥ 565
Options outstanding, ending balance	5,921	1,065	565
Options exercisable at year end	¥ 5,921